Income tax (Details) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Income Tax
Current income tax	$ (425)	$ (745)	$ (567)
Deferred income tax	549	(2,021)	(5,784)
Minimum Presumed Income tax (MPIT)			26
Income tax from continuing operations	$ 124	$ (2,766)	$ (6,325)